Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (35,506,373)	$ (37,970,095)	$ (44,864,462)	$ (14,478,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	42,101	873,020	969,893	664,350
Bad debt expense			20,000
Amortization of debt discount to interest expense	4,664,605	3,991,061	4,536,366	1,466,847
Amortization of debt discount to interest expense - related party		26,383	26,383	100,000
Stock-based compensation and consulting fees	1,999,749	7,744,954	8,526,204	4,326,000
Stock-based compensation and consulting fees - discontinued operations		700,816	700,816
Non-cash loan fees		601,121	601,121
Contingency loss			586,784
Other non-cash interest and fees	9,080
Interest expense related to debt default	1,531,335
Interest expense related to put premium			385,385
Derivative expense, net	31,835,642	56,018,849	55,841,032	5,799,282
Non-cash portion of gain on extinguishment of debt, net	(7,203,589)	(39,316,359)	(39,246,384)
Rent expense	12,911	20,644	22,954
Loss on disposal of property and equipment		195,624	195,624	14,816
Bargain purchase gain				(203,588)
Impairment loss		1,724,591	3,842,259
Change in operating assets and liabilities:
Accounts receivable	628,378	(147,696)	(542,274)	789,904
Prepaid expenses and other current assets	(216,181)	(174,653)	(1,124,879)	(365,810)
Assets of discontinued operations		(53,193)	(53,193)	(81,081)
Due from related party		(89,873)
Security deposit	(129,750)	(98,100)	(71,500)	(5,000)
Accounts payable and accrued expenses	(12,623)	1,626,306	1,687,210	668,416
Insurance payable	(250,961)	232,254	1,839,893	587,945
Liabilities of discontinued operations		10,954	10,954	250,169
Accrued compensation and related benefits	226,415	(148,523)	450,720	182,229
NET CASH USED IN OPERATING ACTIVITIES	(2,369,261)	(4,231,915)	(5,659,094)	(283,678)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received in acquisition				38,198
Cash paid for acquisition				(489,174)
Decrease in cash from disposal of subsidiary		(5,625)	(5,625)
Purchase of property and equipment	(460,510)	(59,256)	(54,726)	(481,826)
Proceeds from sale of property and equipment		81,000	81,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(460,510)	16,119	20,649	(932,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants		1,462,500	1,547,500
Proceeds from convertible notes payable - related party		2,500,000	2,500,000	2,497,503
Debt issue costs paid				(1,009,714)
Proceeds from convertible notes payable	1,912,382	1,938,900	2,588,900	2,497,503
Repayment of convertible notes payable	(257,139)	(473,579)	(386,923)
Net proceeds from notes payable	4,479,662	7,791,020	9,280,655	2,409,898
Repayment of notes payable	(2,956,366)	(9,584,459)	(10,485,502)	(2,877,355)
Net proceeds from notes payable - related party		755,000	805,000	1,050,000
Repayment of notes payable - related party		(495,000)	(545,000)	(930,000)
Net payments on related party advances	(80,438)	31,960
Net proceeds from related parties			87,645	265,768
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,098,101	3,926,342	5,392,275	1,406,100
NET INCREASE (DECREASE) IN CASH	268,330	(289,454)	(246,170)	189,620
CASH, beginning of period	50,026	296,196	296,196	106,576
CASH, end of period	318,356	6,742	50,026	296,196
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	1,051,418	4,147,828	4,967,956	1,962,095
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt discounts recorded	262,872	1,288,690	1,371,461	1,487,788
Increase in derivative liability and debt discount related to convertible notes	1,702,471	936,645
Increase in derivative liability and equity			1,332,512
Increase in right of use asset and lease liability		1,984,320	1,984,320
Conversion of debt and accrued interest for common stock	7,362,182	3,596,777	3,667,696
Reclassification of accrued interest to debt	89,262		163,501
Decrease in put premium and paid-in capital	385,385
Disposal of assets of discontinued operations			389,087
Disposal of liabilities of discontinued operations			451,699
Reclassification of warrant value from equity to derivative liabilities	11,381,885
Deemed dividend related to price protection	18,696,012		981,548
Conversion of debt and accrued interest for Series D preferred stock	$ 586,012
Liabilities assumed in acquisition				3,503,552
Less: assets acquired in acquisition				2,050,799
Net liabilities assumed				1,452,753
Fair value of shares for acquisition				3,090,000
Increase in intangible assets - non-cash				$ 4,542,753